Intangibles (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 5,912	$ 5,912
Accumulated Amortization	3,694	2,697
Net Carrying Value	2,218	3,215
Order or Production Backlog [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	4,732	4,732
Accumulated Amortization	3,694	2,697
Net Carrying Value	$ 1,038	$ 2,035
Weighted-Average Remaining Amortization Period	8 months 12 days	1 year 8 months 12 days
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,180	$ 1,180
Accumulated Amortization
Net Carrying Value	$ 1,180	$ 1,180